Fair Value Measurements - Schedule Of Change In Fair Value Of The Warrant Liabilities (Detail) - Virgin Group Acquisition Corp. II [Member] - USD ($)		3 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value - Beginning Balance	$ 9,020,019	$ 6,608,051
Change in fair value	133,454	(3,971,240)	$ (3,479,873)
Fair value - Ending Balance	9,153,473	2,636,811	6,608,051
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value - Beginning Balance	8,776,387	0
Change in fair value	55,320		237,817
Fair value - Ending Balance	8,831,707		0
Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value - Beginning Balance	17,796,406	6,608,051
Change in fair value	188,774	(3,971,240)	(3,242,056)
Fair value - Ending Balance	$ 17,985,180	$ 2,636,811	$ 6,608,051